REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Asset	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
REVENUE FROM CONTRACTS WITH CUSTOMERS [Abstract]
Percentage of revenues excluded from ASU 2014-09	82.90%	80.30%
Contract assets	$ 0
Contract liabilities	$ 0
Number of real estate assets sold during the period | Asset	0
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	$ 27,126
Bank owned life insurance	970	$ 1,061	$ 1,124
Other	2,827
Total	8,760	$ 8,168	$ 8,603
Service Charges on Deposits Accounts [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	12,258
Overdraft Fees [Member] | Retail [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	8,285
Overdraft Fees [Member] | Business [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	1,567
Account Service Charges [Member] | Retail [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	2,145
Account Service Charges [Member] | Business [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	261
Other Deposit Related Income [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	2,992
ATM Fees [Member] | Retail [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	1,423
ATM Fees [Member] | Business [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	34
Other [Member] | Retail [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	941
Other [Member] | Business [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	594
Interchange Income [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	9,905
Investment and Insurance Commissions [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	1,971
Asset Management Revenue [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	1,100
Transaction Based Revenue [Member]
Disaggregation of Revenue Sources by Attributes [Abstract]
Revenue from contracts with customers	$ 871